Expense Example - SA American Funds VCP Managed Allocation Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	92	298	521	1,162	117	376	655	1,450